Note 11 - Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of credit risk exposure [text block]
	December 31,	December 31,
	2020	2019
Cash and cash equivalents ( Note 3 )	$94,008	$72,360
Cash and cash equivalents, Minera Juanicipio (44%) (1)	22,661	13,024
Accounts receivable ( Note 4 )	897	83
Value added tax and other receivables, Minera Juanicipio (44%) (1)	13,753	8,432
Loan to Minera Juanicipio ( Notes 6 and 14 ) (1)	63,712	-
	$195,031	$93,899

Disclosure of market risk [text block]
( in US$ equivalent )	Mexican peso	Canadian dollar

Cash	$21	$4,277
Accounts receivable	53	186
Receivable from Minera Juanicipio	658	-
Prepaid	19	-
Investments	-	11,951
Accounts payable	(61)	(379)
Lease obligations	-	(476)
Net assets exposure	$690	$15,559